Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details)	9 Months Ended	12 Months Ended
	Oct. 04, 2023	Dec. 31, 2024	Dec. 31, 2023
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interests		49.99%	49.99%
Kent Hills wind farm
Disclosure of subsidiaries [line items]
Ownership interests	17.00%	17.00%	17.00%
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interests	39.90%